4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 17) - USD R$ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$) Number	Dec. 31, 2016
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exchange rate	3.3080	3.2591
Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (24.3)
Exchange rate | Number	3.3080
Designated as Hedging Instrument [Member] | Cost (object) [Member] | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 0.1
Designated as Hedging Instrument [Member] | Options - Currencies [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
Designated as Hedging Instrument [Member] | Options - Currencies [Member] | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 0.7
Designated as Hedging Instrument [Member] | Corn [Member] | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect
Exchange rate	143.85
Designated as Hedging Instrument [Member] | Corn [Member] | Scenario I 10% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect
Exchange rate	129.47
Designated as Hedging Instrument [Member] | Corn [Member] | Scenario II 25% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect
Exchange rate	107.89
Designated as Hedging Instrument [Member] | Corn [Member] | Scenario III 25% Devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect
Exchange rate	179.81
Designated as Hedging Instrument [Member] | Corn [Member] | Scenario IV 50% devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect
Exchange rate	215.78
Designated as Hedging Instrument [Member] | Corn [Member] | Non-Deliverable Forwards - sale [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Increase in the price of corn
Designated as Hedging Instrument [Member] | Corn [Member] | Non-Deliverable Forwards - sale [Member] | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 1.0
Designated as Hedging Instrument [Member] | Corn [Member] | Non-Deliverable Forwards - sale [Member] | Scenario I 10% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	3.6
Designated as Hedging Instrument [Member] | Corn [Member] | Non-Deliverable Forwards - sale [Member] | Scenario II 25% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	7.6
Designated as Hedging Instrument [Member] | Corn [Member] | Non-Deliverable Forwards - sale [Member] | Scenario III 25% Devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(5.5)
Designated as Hedging Instrument [Member] | Corn [Member] | Non-Deliverable Forwards - sale [Member] | Scenario IV 50% devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (12.0)
Designated as Hedging Instrument [Member] | Corn [Member] | Non-Deliverable Forwards - purchase [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Decrease in the price of corn
Designated as Hedging Instrument [Member] | Corn [Member] | Non-Deliverable Forwards - purchase [Member] | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (4.2)
Designated as Hedging Instrument [Member] | Corn [Member] | Non-Deliverable Forwards - purchase [Member] | Scenario I 10% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(27.6)
Designated as Hedging Instrument [Member] | Corn [Member] | Non-Deliverable Forwards - purchase [Member] | Scenario II 25% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(62.7)
Designated as Hedging Instrument [Member] | Corn [Member] | Non-Deliverable Forwards - purchase [Member] | Scenario III 25% Devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	54.3
Designated as Hedging Instrument [Member] | Corn [Member] | Non-Deliverable Forwards - purchase [Member] | Scenario IV 50% devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 112.8
Designated as Hedging Instrument [Member] | Corn [Member] | Cost (object) [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Decrease in the price of corn
Designated as Hedging Instrument [Member] | Corn [Member] | Cost (object) [Member] | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 3.1
Designated as Hedging Instrument [Member] | Corn [Member] | Cost (object) [Member] | Scenario I 10% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	23.9
Designated as Hedging Instrument [Member] | Corn [Member] | Cost (object) [Member] | Scenario II 25% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	55.1
Designated as Hedging Instrument [Member] | Corn [Member] | Cost (object) [Member] | Scenario III 25% Devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(48.8)
Designated as Hedging Instrument [Member] | Corn [Member] | Cost (object) [Member] | Scenario IV 50% devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(100.8)
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect
Exchange rate	127.11
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario I 10% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect
Exchange rate	114.40
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario II 25% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 0.1
Exchange rate	95.33
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario III 25% Devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect
Exchange rate	158.89
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario IV 50% devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect
Exchange rate	190.66
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Non-Deliverable Forwards - purchase [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Decrease in the price of soybean meal
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Non-Deliverable Forwards - purchase [Member] | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (1.1)
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Non-Deliverable Forwards - purchase [Member] | Scenario I 10% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(4.9)
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Non-Deliverable Forwards - purchase [Member] | Scenario II 25% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(10.7)
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Non-Deliverable Forwards - purchase [Member] | Scenario III 25% Devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	8.6
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Non-Deliverable Forwards - purchase [Member] | Scenario IV 50% devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 18.3
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Cost (object) [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Increase in the price of soybean meal
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Cost (object) [Member] | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 1.3
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Cost (object) [Member] | Scenario I 10% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	10.5
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Cost (object) [Member] | Scenario II 25% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	25.1
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Cost (object) [Member] | Scenario III 25% Devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(14.8)
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Cost (object) [Member] | Scenario IV 50% devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (39.1)
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Options - Currencies [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Decrease in the price of soybean meal
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Options - Currencies [Member] | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (0.2)
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Options - Currencies [Member] | Scenario I 10% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(5.6)
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Options - Currencies [Member] | Scenario II 25% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(14.3)
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Options - Currencies [Member] | Scenario III 25% Devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	6.2
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Options - Currencies [Member] | Scenario IV 50% devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	20.8
Designated as Hedging Instrument [Member] | Soybean [Member] | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect
Exchange rate	353.38
Designated as Hedging Instrument [Member] | Soybean [Member] | Scenario I 10% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect
Exchange rate	318.04
Designated as Hedging Instrument [Member] | Soybean [Member] | Scenario II 25% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect
Exchange rate	265.04
Designated as Hedging Instrument [Member] | Soybean [Member] | Scenario III 25% Devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect
Exchange rate	441.73
Designated as Hedging Instrument [Member] | Soybean [Member] | Scenario IV 50% devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect
Exchange rate	530.07
Designated as Hedging Instrument [Member] | Soybean [Member] | Non-Deliverable Forwards - purchase [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Decrease in the price of soybean
Designated as Hedging Instrument [Member] | Soybean [Member] | Non-Deliverable Forwards - purchase [Member] | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (1.1)
Designated as Hedging Instrument [Member] | Soybean [Member] | Non-Deliverable Forwards - purchase [Member] | Scenario I 10% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(3.7)
Designated as Hedging Instrument [Member] | Soybean [Member] | Non-Deliverable Forwards - purchase [Member] | Scenario II 25% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(7.8)
Designated as Hedging Instrument [Member] | Soybean [Member] | Non-Deliverable Forwards - purchase [Member] | Scenario III 25% Devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	5.7
Designated as Hedging Instrument [Member] | Soybean [Member] | Non-Deliverable Forwards - purchase [Member] | Scenario IV 50% devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 12.4
Designated as Hedging Instrument [Member] | Soybean [Member] | Cost (object) [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Increase in the price of soybean
Designated as Hedging Instrument [Member] | Soybean [Member] | Cost (object) [Member] | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 1.1
Designated as Hedging Instrument [Member] | Soybean [Member] | Cost (object) [Member] | Scenario I 10% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	3.7
Designated as Hedging Instrument [Member] | Soybean [Member] | Cost (object) [Member] | Scenario II 25% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	7.8
Designated as Hedging Instrument [Member] | Soybean [Member] | Cost (object) [Member] | Scenario III 25% Devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(5.7)
Designated as Hedging Instrument [Member] | Soybean [Member] | Cost (object) [Member] | Scenario IV 50% devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (12.4)